Cash and cash equivalents - In different currencies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 5,208,967	$ 817,401		¥ 1,113,988			¥ 135,544
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	399,224			1,046,400
US$
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,808,318	$ 754,163		67,544	$ 10,351
Hong Kong dollars ("HK$")
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 1,425		$ 1,731	¥ 44		$ 52